SHAREHOLDERS’ EQUITY (Details Narrative)					1 Months Ended			6 Months Ended
	May 10, 2024 $ / shares shares	Jan. 11, 2024 USD ($) $ / shares shares	Jul. 26, 2023 USD ($) shares	Oct. 24, 2022 USD ($) $ / shares shares	Jul. 31, 2024 HKD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares	Feb. 29, 2024	Sep. 30, 2023 shares	Sep. 30, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Sep. 02, 2022 shares	Apr. 11, 2022 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized									500,000,000	500,000,000	500,000,000	50,000,000
Common stock, shares outstanding									11,964,571	10,425,290		6,562,500
Common stock, per share | $ / shares									$ 0.001	$ 0.001		$ 0.001
Gross proceeds | $					$ 1,263,600	$ 1,263,600
Common stock, shares issued									11,964,571	10,425,290
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued								1,329,225
Consultancy Service Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares	$ 0.757
Agreements service period							1 year
Number of shares issued for services	1,539,281
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, per share | $ / shares		$ 4.00
Number of shares issued		2,449,943
Net proceeds from offering | $		$ 8,680,594
Gross proceeds | $		$ 9,799,772
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued					3,600,000	3,600,000
Share price | $ / shares					$ 0.351	$ 0.351
Next Master Investments Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			61,038	38,622
Share price | $ / shares				$ 2
Cash consideration | $			$ 65	$ 77,244
Additional shares of common stock				45,000
Settlement of debt | $				$ 90,000
Top Elect Group Limited (“Top Elect”) [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			1,202,981
Cash consideration | $			$ 1,203
Trade Expert Holdings Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			65,206
Cash consideration | $			$ 61